Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 33,540	$ 27,580
Deposits	465,852	481,164
Financial liabilities designated at fair value through profit or loss	66,253	59,665
Total	1,218,362	1,214,136
Business and government [member]
Disclosure of deposits from customers [line items]
Total	465,852	481,164
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	58	39
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	34,600	40,500
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	1,200	1,200
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total	692,000	708,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total	$ 45,000	$ 44,000